Other operating expenses	6 Months Ended
Dec. 31, 2024
Other operating expenses [Abstract]
Other operating expenses	6. Other operating expenses

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000

Insurance	4,650	1,447	7,642	3,099
Sponsorship and marketing	857	401	1,435	694
Loss on theft of PPE in transit	-	-	1,724	-
ERS fees	84	32	182	32
Charitable donations	175	91	249	233
Filing fees	21	18	43	36
Other expenses	841	542	1,468	781
Non-refundable sales tax (See note 16 - Provisions)	2,542	1,372	5,223	2,966
Non-refundable provincial sales tax	1,329	308	2,302	622
Site identification costs	44	-	44	-
Legal expenses	-	1,797	-	1,797

Total other operating expenses	10,543	6,008	20,312	10,260
Insurance expenses include $1,900,000 and $151,000 of construction insurance costs and $5,742,000 and $2,948,000 of other insurance costs for the six months ended 31 December 2024 and 2023, respectively.
Other operating expenses previously included site expenses, however, for the period ended 31 December 2024, site expenses has been presented as a separate financial statement line item. Comparative figures have been updated accordingly.
Loss on theft of PPE in transit
In July 2024, a shipment of mining hardware with a carrying value of $1,724,000 was stolen whilst in transit to the Group’s site at Childress. The hardware was written off during the period ended 30 September 2024. An associated insurance claim was approved by insurers in October 2024 with the insurance proceeds (less a non-deductible amount of $25,000) recorded as Other Income (Refer to note 5 - Other income).